Key management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Key Management [Abstract]
Disclosure of compensation, key management [Table Text Block]
	2020	2019
	$	$

Salaries and short-term employee benefits	5,776	6,182
Share-based compensation	6,665	5,151
Cost recoveries from associates	(300)	(600)
	12,141	10,733